Cash Flow Adjustments and Changes in Working Capital - Cash Flow Statement Adjustments (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Adjustments
Depreciation, amortisation and impairment of non-financial assets	£ 7,900	£ 6,269	£ 4,346
Foreign exchange (gain) / loss	(2,224)	354	1,015
Interest income	(476)	(35)	(18)
Fair value movement of financial liabilities	5,954	229	0
Interest expense	343	573	408
(Gain) / loss on disposal of non-current assets	(23)	(5)	107
Share-based compensation expense	12,022	1,505	854
Hyperinflation effect gain	(9)	0	0
Income on contingent consideration	0	0	(180)
Research and development tax credit	(1,278)	(1,008)	(1,322)
Grant income	(819)	(1,633)	(1,691)
Total adjustments	21,390	6,249	3,519
Net changes in working capital
Increase in trade and other receivables	(16,343)	(6,384)	(7,598)
Increase in trade and other payables	4,827	13,223	2,590
Net changes in working capital	£ (11,516)	£ 6,839	£ (5,008)